FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Fair value measurement

8. FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Company measures available-for-sale investments at fair value. Available-for-sale investments classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC). The available-for-sale investments classified within Level 3 is valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fail value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	RMB	RMB	RMB	RMB	US$

Available-for-sale investments
Hanting	585,540,705	—	—	585,540,705	93,985,763
Dining Secretary	—	—	60,234,118	60,234,118	9,668,243
Total	585,540,705	—	60,234,118	645,774,823	103,654,006

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	RMB	RMB	RMB	RMB	US$

Available-for-sale investments
Hanting	492,658,379	—	—	492,658,379	78,275,533
Dining Secretary	—		65,414,773	65,414,773	10,393,361
Total	492,658,379	—	65,414,773	558,073,152	88,668,894

There were no significant transfers between Level 1 and Level 2 investment during the years ended 2011 and 2012 and the roll forward of Level 3 investment is as following:

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2010	66,000,000
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(3,061,000)
The change in fair value of the investment in Ding Secretary	2,475,773
Fair value of available-for-sale (Level 3) investment as at December 31, 2011	65,414,773
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(638,000)
The change in fair value of the investment in Ding Secretary	(4,542,655)
Fair value of available-for-sale (Level 3) investment as at December 31, 2012	60,234,118

Fair value of available-for-sale investment (Level 3) as at December 31, 2012 (US$)	9,668,243

The Company determined the fair value of their investment holding in Dining Secretary by using an income approach concluding on the overall investee’s equity value and allocating this value to the various classes of preferred and common shares by using an option-pricing method. The Company used independent appraisal report, based on estimates, judgments and information of other comparable public companies, to determine its fair value. The significant unobservable inputs used in the valuation are as following:

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital (“WACC”)	27%
	Terminal growth rate	3%
	Lack of marketability discount (“LoMD”)	27.5%
Option pricing model	Time to liquidation	3.0 years
	Risk-free rate	0.904%
	Expected volatility	43.4%
	Probability	Liquidation scenario: 45%
		Redemption scenario: 45%
		IPO scenario: 10%
	Dividend yield	Nil